SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS	12 Months Ended
Mar. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS
SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS
Share capital
Authorized shares
The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value, issuable in series.

The preferred shares may be issued with rights and conditions to be determined by the Board of Directors, prior to their issue. To date, the Company has not issued any preferred shares.

Repurchase and cancellation of common shares
On February 9, 2018, the Company announced the renewal of the normal course issuer bid (NCIB) to purchase up to 5,349,804 of its common shares. The NCIB began on February 23, 2018 and will end on February 22, 2019 or on such earlier date when the Company completes its purchases or elects to terminate the NCIB. These purchases will be made on the open market plus brokerage fees through the facilities of the TSX and/or alternative trading systems at the prevailing market price at the time of the transaction, in accordance with the TSX’s applicable policies. All common shares purchased pursuant to the NCIB will be cancelled.
In fiscal 2018, the Company repurchased and cancelled a total of 2,081,200 common shares under the previous and current NCIB (2017 – 2,490,900), at a weighted average price of $21.53 per common share (2017 – $16.73), for a total consideration of $44.8 million (2017 – $41.7 million). An excess of $39.9 million (2017 – $36.1 million) of the shares’ repurchase value over their carrying amount was charged to retained earnings as share repurchase premiums. Included in the above amount were 600,000 common shares that were repurchased under a private agreement with a third-party seller at a discount to the prevailing market price of the Company's common shares at the time of purchase.
Issued shares
A reconciliation of the issued and outstanding common shares of the Company is presented in the consolidated statement of changes in equity. As at March 31, 2018, the number of shares issued and that are fully paid amount to 267,738,530 (2017 – 268,397,224).

Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2018	2017
Weighted average number of common shares outstanding	268,235,077	268,693,589
Effect of dilutive stock options	1,219,713	903,690
Weighted average number of common shares outstanding for diluted earnings per share calculation	269,454,790	269,597,279

As at March 31, 2018, options to acquire 1,941,200 common shares (2017 – 46,700) have been excluded from the above calculation since their inclusion would have had an anti-dilutive effect.

Dividends
The dividends declared for fiscal 2018 were $93.9 million or $0.35 per share (2017 – $84.6 million or $0.315 per share).